Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of original terms and amounts recorded
The original terms and amounts recorded related to the Currency Swaps were as follows:

Derivative Financial Instrument	Effective Date	Maturity Date	Principal Amount Receivable	Interest Rate Receivable	Principal Amount Payable	Interest Rate Payable	Implicit Rate of Foreign Exchange (USD per GBP)
August 2016 Currency Swap	Aug 17, 2016	Apr 15, 2023	$382,000	10.65%	£296,930	10.29%	1.2865
November 2016 Currency Swap	Nov 3, 2016	Apr 1, 2022	$350,000	9.00%	£286,580	9.95%	1.2213

Derivative Financial Instrument	Semi-Annual Receipts	Semi-Annual Payments	Contractual Repricing Date
August 2016 Currency Swap	$20,681	£15,538	Oct 13, 2020
November 2016 Currency Swap	$15,750	£14,257	Oct 1, 2020

Disclosure of interest and accretion expense and interest income
Payments and receipts associated with the Currency Swaps have been reflected in the consolidated statement of loss within interest and accretion expense and interest income, as follows:

	Statements of Loss Classification	2017	2016	2015
August 2016 Currency Swap	Interest and accretion expense	32,148	14,607	—
November 2016 Currency Swap	Interest and accretion expense	29,682	5,730	—
Total		61,830	20,337	—

	Statements of Loss Classification	2017	2016	2015
August 2016 Currency Swap	Interest income	(33,450)	(15,369)	—
November 2016 Currency Swap	Interest income	(25,638)	(5,075)	—
Total		(59,088)	(20,444)	—

Disclosure of fair values of derivative financial instruments
Fair values of derivative financial instruments
The fair values of the Currency Swaps and their classification in the consolidated balance sheet were as follows:

As at	Balance Sheet Classification	Dec 31, 2017	Dec 31, 2016
August 2016 Currency Swap	Derivative financial instruments asset (liability)	—	23,555
November 2016 Currency Swap	Derivative financial instruments asset (liability)	—	(27,854)
Total derivatives		—	(4,299)

Disclosure of cash flow hedge gains (losses) in accumulated other comprehensive loss
Cash flow hedge gains (losses) in accumulated other comprehensive loss

August 2016 Currency Swap
Balance, January 1, 2016	—
Effective portion of change in fair value of hedging instruments	(1,623)
Transfers to (income) loss:
Discontinuation of hedge accounting due to hedge ineffectiveness	62
Balance, December 31, 2016	(1,561)

Transfers to (income) loss:
Discontinuation of hedge accounting due to hedge ineffectiveness	201
Early termination of derivative contracts	1,360
Balance, December 31, 2017	—

Gains (losses) recognized on derivative financial instruments
(Gains) losses recognized on derivative financial instruments in the consolidated statements of loss

	Statements of Loss Classification	2017	2016	2015
August 2016 Currency Swap	Fair value (gain) loss on derivative financial instruments	43,010	24,861	—
November 2016 Currency Swap	Fair value (gain) loss on derivative financial instruments	27,755	(27,481)	—
Total		70,765	(2,620)	—